Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Series B Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Series C-1 Convertible Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015				$ 2,842	$ (217)	$ 21,994,382	$ (24,786,927)	$ (2,789,920)
Balance, Shares at Dec. 31, 2015				2,841,342	(216,667)
Conversion of Senior convertible notes				$ 9,649		1,703,215		1,712,864
Conversion of Senior convertible notes, shares				9,648,662
Warrant exercise for cash				$ 69		91,696		91,765
Warrant exercise for cash, shares				68,750
Cashless warrant exercise				$ 3,537		(3,537)
Cashless warrant exercise, shares				3,537,175
Issuance of common stock for settlement of debt
Issuance of common stock due to Anti-Dilution provision
Management redemption from escrow account
Issuance of common stock for services
Issuance of common stock as consideration for warrant Amendment
Net loss							(44,265,276)	(44,265,276)
Balance at Dec. 31, 2016				$ 16,097	$ (217)	23,785,756	(69,052,203)	(45,250,567)
Balance, Shares at Dec. 31, 2016				16,095,929	(216,667)
Cashless warrant exercise				$ 81,857		12,196,111		12,277,968
Cashless warrant exercise, shares				81,856,798
Issuance of Series C Convertible Preferred Stock and warrants for cash in an offering (net of 3.7 million warrant liability, offset by 2.8 million of loss on issuance of Series C Convertible Preferred Stock)		$ 79				(79)
Issuance of Series C Convertible Preferred Stock and warrants for cash in an offering (net of 3.7 million warrant liability, offset by 2.8 million of loss on issuance of Series C Convertible Preferred Stock), shares		79,368
Issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering (net of 1.5 million warrant liability,offset by 478,000 of loss on issuance of Series C-1 Convertible Preferred Stock)			$ 65			(65)
Issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering (net of 1.5 million warrant liability,offset by 478,000 of loss on issuance of Series C-1 Convertible Preferred Stock), shares			64,710
Issuance of common stock for settlement of debt				$ 833		60,834		61,667
Issuance of common stock for settlement of debt, shares				833,333
Issuance of Series B Convertible Preferred Stock in exchange for convertible notes payable	$ 1,160					74,299,064		74,300,224
Issuance of Series B Convertible Preferred Stock in exchange for convertible notes payable, shares	1,160,941
Conversion of Series B Convertible Preferred stock to common stock	$ (1,135)			$ 227,013		(225,878)
Conversion of Series B Convertible Preferred stock to common stock, shares	(1,135,064)			227,012,800
Conversion of Series C Convertible Preferred to common stock		$ (79)		$ 15,874		(15,795)
Conversion of Series C Convertible Preferred to common stock, Shares		(79,368)		15,873,600
Conversion of Series C-1 Convertible Preferred Stock to common stock			$ (15)	$ 2,941		(2,926)
Conversion of Series C-1 Convertible Preferred Stock to common stock, shares			(14,706)	2,941,200
Issuance of common stock due to Anti-Dilution provision				$ 14,517		(14,517)
Issuance of common stock due to Anti-Dilution provision, shares				14,517,352
Management redemption from escrow account					$ (400)	400
Management redemption from escrow account, shares					(400,000)
Issuance of common stock for services				$ 125		9,875		10,000
Issuance of common stock for services, Shares				125,000
Issuance of common stock as consideration for warrant Amendment				$ 4,400		435,600		440,000
Issuance of common stock as consideration for warrant Amendment, shares				4,400,000
Reclassification from derivative liability to stockholders' equity						4,138,704		4,138,704
Reclassification from derivative liability to stockholders' equity, shares
Fractional shares adjusted for reverse split				$ 4		(4)
Fractional shares adjusted for reverse split, shares				4,424
Cancellation of treasury stock				$ (617)	$ 617
Cancellation of treasury stock, shares				(616,667)	616,667
Net loss							(45,065,336)	(45,065,336)
Balance at Dec. 31, 2017	$ 25		$ 50	$ 363,044		$ 114,667,080	$ (114,117,539)	912,660
Balance, Shares at Dec. 31, 2017	25,877		50,004	363,043,769
Cashless warrant exercise
Issuance of common stock for settlement of debt
Issuance of common stock due to Anti-Dilution provision
Management redemption from escrow account
Net loss								(501,141)
Balance at Mar. 31, 2018								$ 411,519